Securities - Summary of Net Gains and Losses on Available-for-sale Securities (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Realized gains	$ 246
Impairment losses	52
Realized losses	22
Insurance Operations [member]
Disclosure of financial assets [line items]
Realized gains	23
Impairment losses	0
Realized losses	$ 1